Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
SMID Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 93.5%
Aerospace & Defense — 0.6%
Spirit AeroSystems Holdings, Inc., Class A*	8,896	$320,879
Airlines — 1.0%
Alaska Air Group, Inc.*	12,271	527,530
Apparel — 4.3%
PVH Corp.	6,329	889,921
Ralph Lauren Corp.	3,862	725,129
Tapestry, Inc.	12,935	614,154
		2,229,204
Auto Parts & Equipment — 2.4%
Adient PLC*	17,136	564,117
BorgWarner, Inc.	19,238	668,328
		1,232,445
Banks — 10.1%
BankUnited, Inc.	9,902	277,256
Comerica, Inc.	11,924	655,701
First Bancorp	36,059	632,475
First Citizens BancShares, Inc., Class A	526	860,010
First Hawaiian, Inc.	27,665	607,523
Texas Capital Bancshares, Inc.*	8,125	500,094
Walker & Dunlop, Inc.	669	67,609
Webster Financial Corp.	10,196	517,651
Wintrust Financial Corp.	6,294	657,030
Zions Bancorp NA	11,465	497,581
		5,272,930
Building Materials — 1.9%
Builders FirstSource, Inc.*	4,850	1,011,467
Chemicals — 1.4%
Avient Corp.	144	6,250
Element Solutions, Inc.	28,551	713,204
		719,454
Commercial Services — 6.9%
ABM Industries, Inc.	10,328	460,835
ADT, Inc.	87,546	588,309
AMN Healthcare Services, Inc.*	7,277	454,885
Herc Holdings, Inc.	3,826	643,916
Korn Ferry	3,730	245,285
Robert Half, Inc.	7,663	607,523
WillScot Mobile Mini Holdings Corp.*	13,083	608,359
		3,609,112
Computers — 1.6%
Lumentum Holdings, Inc.*	10,061	476,388
WNS Holdings Ltd.*	7,588	383,422
		859,810
Diversified Financial Services — 3.7%
Cboe Global Markets, Inc.	3,809	699,828
Invesco Ltd.	13,420	222,638
Moelis & Co., Class A	7,415	420,949
	Number of Shares	Value†

Diversified Financial Services — (continued)
Stifel Financial Corp.	7,439	$581,507
		1,924,922
Electric — 2.6%
CenterPoint Energy, Inc.	13,670	389,458
IDACORP, Inc.	4,915	456,555
Portland General Electric Co.	12,280	515,760
		1,361,773
Electrical Components & Equipment — 1.1%
Belden, Inc.	5,992	554,919
Electronics — 1.6%
Avnet, Inc.	9,046	448,500
Sensata Technologies Holding PLC	10,882	399,805
		848,305
Engineering & Construction — 4.0%
Dycom Industries, Inc.*	5,058	725,975
Fluor Corp.*	15,551	657,496
MasTec, Inc.*	7,884	735,183
		2,118,654
Environmental Control — 1.2%
Stericycle, Inc.*	12,439	656,157
Food — 2.5%
Lamb Weston Holdings, Inc.	6,340	675,400
Nomad Foods Ltd.	31,488	615,905
		1,291,305
Hand & Machine Tools — 1.4%
Regal Rexnord Corp.	3,966	714,277
Healthcare Products — 2.6%
Avantor, Inc.*	22,214	568,012
Envista Holdings Corp.*	12,423	265,604
Integra LifeSciences Holdings Corp.*	14,880	527,496
		1,361,112
Healthcare Services — 2.4%
Acadia Healthcare Co., Inc.*	4,824	382,157
Fortrea Holdings, Inc.*	14,452	580,103
Pediatrix Medical Group, Inc.*	31,617	317,119
		1,279,379
Home Builders — 2.6%
PulteGroup, Inc.	6,490	782,824
Taylor Morrison Home Corp.*	9,305	578,492
		1,361,316
Home Furnishings — 0.9%
MillerKnoll, Inc.	18,570	459,793
Insurance — 3.5%
American Financial Group, Inc.	4,078	556,565
Everest Group Ltd.	1,285	510,788
Kemper Corp.	6,470	400,622

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
SMID Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
The Hanover Insurance Group, Inc.	2,624	$357,310
		1,825,285
Internet — 2.1%
Criteo S.A., ADR*	16,273	570,694
Gen Digital, Inc.	23,340	522,816
		1,093,510
Iron & Steel — 1.3%
ATI, Inc.*	13,314	681,277
Leisure Time — 1.3%
Brunswick Corp.	7,210	695,909
Machinery — Construction & Mining — 1.3%
Oshkosh Corp.	5,645	703,988
Machinery — Diversified — 2.9%
Gates Industrial Corp. PLC*	41,060	727,172
The Middleby Corp.*	4,768	766,647
		1,493,819
Media — 1.5%
Nexstar Media Group, Inc.	4,554	784,609
Mining — 1.4%
Cameco Corp.	16,431	711,791
Oil & Gas — 2.1%
HF Sinclair Corp.	6,876	415,104
Magnolia Oil & Gas Corp., Class A	25,551	663,049
		1,078,153
Oil & Gas Services — 1.2%
ChampionX Corp.	16,885	606,003
Packaging and Containers — 1.0%
Berry Global Group, Inc.	8,507	514,503
Real Estate — 1.4%
Jones Lang LaSalle, Inc.*	3,840	749,146
Retail — 6.6%
AutoNation, Inc.*	3,580	592,777
Bath & Body Works, Inc.	15,937	797,169
Dick's Sporting Goods, Inc.	3,934	884,599
Dine Brands Global, Inc.	8,067	374,954
Papa John's International, Inc.	3,029	201,731
Williams-Sonoma, Inc.	1,979	628,392
		3,479,622
Semiconductors — 3.1%
Amkor Technology, Inc.	16,691	538,118
FormFactor, Inc.*	11,886	542,358
Synaptics, Inc.*	5,456	532,287
		1,612,763
Software — 2.0%
ACI Worldwide, Inc.*	14,621	485,564
	Number of Shares	Value†

Software — (continued)
CommVault Systems, Inc.*	5,480	$555,836
		1,041,400
Telecommunications — 0.9%
Calix, Inc.*	15,001	497,433
Transportation — 3.1%
ArcBest Corp.	4,719	672,458
International Seaways, Inc.	8,376	445,603
Star Bulk Carriers Corp.	22,115	527,885
		1,645,946
TOTAL COMMON STOCKS (Cost $42,344,809)		48,929,900

REAL ESTATE INVESTMENT TRUSTS — 5.4%
Apartments — 1.2%
Apartment Income REIT Corp.	18,759	609,105
Diversified — 0.6%
Broadstone Net Lease, Inc.	18,878	295,818
Hotels & Resorts — 1.0%
Ryman Hospitality Properties, Inc.	4,533	524,060
Industrial — 2.0%
First Industrial Realty Trust, Inc.	8,237	432,772
STAG lndustrial, Inc.	16,577	637,220
		1,069,992
Storage & Warehousing — 0.6%
CubeSmart	7,054	318,982
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,800,783)		2,817,957

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.197%) (Cost $390,520)	390,520	390,520
TOTAL INVESTMENTS — 99.6% (Cost $45,536,112)		$52,138,377
Other Assets & Liabilities — 0.4%		198,834
TOTAL NET ASSETS — 100.0%		$52,337,211

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
NA— National Association.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
SMID Cap Value Fund
S.A.— Societe Anonyme.
Country Weightings as of 3/31/2024††
United States	93%
Canada	1
Puerto Rico	1
United Kingdom	1
France	1
Greece	1
Bermuda	1
India	1
Total	100%
††	% of total investments as of March 31, 2024.
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